Consolidated Balance Sheets - USD ($)		Sep. 30, 2025	Sep. 30, 2024
Current assets
Cash		$ 1,172,732	$ 8,068,560
Restricted cash		3,000,000	3,000,000
Accounts receivable, net		1,534,345	1,254,613
Advances to vendors, net		10,206,554	5,736,093
Investment in short drama		39,331
Prepaid expenses and other current assets, net		1,120,244	967,613
Total current assets		17,099,539	19,046,544
Non-current assets
Long-term investments		481,938	284,998
Property and equipment, net		14,986	13,420
Intangible assets, net		59,749,819	38,796,262
Operating lease right-of-use assets		318,392	660,946
Advances to vendors, net – non-current		258,224	261,956
Other assets		125,913	127,732
Total non-current assets		60,949,272	40,145,314
Total assets		78,048,811	59,191,858
Current liabilities
Short-term bank loans		3,365,077	5,397,521
Loans from a third party		23,177	23,512
Accounts payable		1,777,444	1,213,114
Advances from customers		6,726,413	3,837,621
Tax payable		2,652,385	2,035,653
Accrued expenses and other liabilities		706,737	553,696
Operating lease liabilities – current		304,180	270,183
Total current liabilities		15,578,259	13,381,680
Non-current liabilities
Warrants liabilities		494,048
Operating lease liabilities – non-current			308,575
Total non-current liabilities		494,048	308,575
Total liabilities		16,072,307	13,690,255
Equity:
Additional paid-in capital		63,897,923	27,796,887
Statutory reserves		3,061,428	1,926,547
(Accumulated Deficits) Retained earnings		(4,700,020)	15,737,191
Accumulated other comprehensive (loss) income		(139,432)	187,118
Total Global Mofy AI Limited shareholders’ equity		62,120,786	45,647,811
Non-controlling interests		(144,282)	(146,208)
Total equity		61,976,504	45,501,603
Total liabilities and equity		78,048,811	59,191,858
Class A ordinary shares
Equity:
Common stock value	[1],[2]	775	42
Class B ordinary shares
Equity:
Common stock value		112	26
Related Party
Current assets
Due from related parties		26,333	19,665
Current liabilities
Due to a related party		$ 22,846	$ 50,380

[1]	Retrospectively restated for effect of reverse share split on November 26, 2024 (see Note 12 and Note 14).
[2]	The company held its annual general meeting on August 15, 2024, re-designating all of the previously issued and outstanding ordinary shares into Class A Ordinary Shares (see Note 12).